Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
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Aging Analysis of Accounts Payable

The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Payable in the periods below:

Within 1 month or on demand	201,429	215,775
After 1 month but within 3 months	13,086	14,677
After 3 months but within 6 months	7,660	8,231
After 6 months but within 9 months	2,761	4,342
After 9 months but within 12 months	8,233	7,813

	233,169	250,838